Stock-Based Compensation (Details 1) (Nonvested Shares [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Nonvested Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Nonvested shares, Beginning balance	2,000	3,000
Number of Shares, Granted	0	28,000
Number of Shares, Vested	0	(29,000)
Number of Shares, Nonvested shares, Ending balance	2,000	2,000	3,000
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 1.01	$ 1.01
Weighted Average Exercise Price, Granted	$ 0	$ 1.53
Weighted Average Exercise Price, Exercised	$ 0	$ 1.51
Weighted Average Exercise Price, Outstanding, Ending balance	$ 1.01	$ 1.01	$ 1.01
Weighted Average Remaining Contractual Term (in years), Nonvested shares, Outstanding	2 years 7 months 17 days	2 years 10 months 17 days	3 years 10 months 17 days
Weighted Average Remaining Contractual Term (in years), Nonvested shares, Grants in Period	0 years	4 years 6 months
Weighted Average Remaining Contractual Term (in years), Nonvested shares, Vested in Period	0 years	4 years 5 months 8 days